Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Timing of Option Awards
As discussed above, our executive compensation program includes the grant of long-term equity incentive awards, including awards of options to purchase shares of our common stock.
We do not have a formal written policy regarding the timing of option awards, including in relation to the disclosure of material non-public information.
However, our standard practice is for our Board (with respect to equity awards for our CEO) or compensation committee (with respect to equity awards for our other executive officers and certain other service providers) to annually approve the grant of equity awards, including option awards, for the current calendar year at each regularly-scheduled February meeting of the Board or compensation committee, as applicable, with the grant date to automatically occur at a pre-specified later date. The grant date for such annual equity awards is generally on the first Thursday in March of each applicable calendar year.
The grant date for such annual equity awards occurs at a time when we are generally not expected to be in possession of material non-public information regarding our business, and at a time when we are not expected to have recently disclosed, or to be imminently disclosing, material non-public information. If, in a particular year, we were to be in possession of material non-public information at or around the time of the Board or compensation committee approval or the grant date for such annual equity awards, the Board and compensation committee may consider departing from the standard approval and grant timing if they deem such departure to be appropriate and in our and our stockholders’ best interests.
We may grant equity awards, including option awards, to our named executive officers and other eligible service providers outside of our annual award cycle for new hires, promotions, recognition, retention, or other purposes. In determining when to grant such “off-cycle” option awards, the Board or compensation committee generally would seek to do so at a time when we are not expected to be in possession of material non-public information regarding our business, and at a time when we are not expected to have recently disclosed, or to be imminently disclosing, material non-public information. Our equity incentive committee (EIC) generally grants option awards to non-executive employee new hires on a weekly basis, without taking material non-public information regarding our business into account. Option awards for our non-employee directors are granted automatically pursuant to our Director Compensation Program (as defined below).
During the year ended December 31, 2024, we did not (i) time the disclosure of material non-public information for the purpose of affecting the value of executive compensation, or (ii) grant any option awards to any of our named executive officers in any period beginning four business days prior to the filing of a periodic report on Form 10-Q or Form 10-K or a current report on Form 8-K that discloses material non-public information, and ending one business day after the filing of such Form 10-Q, Form 10-K, or Form 8-K.

Award Timing Method	We do not have a formal written policy regarding the timing of option awards, including in relation to the disclosure of material non-public information. However, our standard practice is for our Board (with respect to equity awards for our CEO) or compensation committee (with respect to equity awards for our other executive officers and certain other service providers) to annually approve the grant of equity awards, including option awards, for the current calendar year at each regularly-scheduled February meeting of the Board or compensation committee, as applicable, with the grant date to automatically occur at a pre-specified later date. The grant date for such annual equity awards is generally on the first Thursday in March of each applicable calendar year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The grant date for such annual equity awards occurs at a time when we are generally not expected to be in possession of material non-public information regarding our business, and at a time when we are not expected to have recently disclosed, or to be imminently disclosing, material non-public information. If, in a particular year, we were to be in possession of material non-public information at or around the time of the Board or compensation committee approval or the grant date for such annual equity awards, the Board and compensation committee may consider departing from the standard approval and grant timing if they deem such departure to be appropriate and in our and our stockholders’ best interests.
MNPI Disclosure Timed for Compensation Value	false